Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Basis of Accounting
The accompanying consolidated financial statements present the accounts of Orbitz.com, ebookers and HotelClub and the related subsidiaries and affiliates of those businesses, collectively doing business as Orbitz Worldwide, Inc. These entities became wholly-owned subsidiaries of ours as part of an intercompany restructuring that was completed on July 18, 2007 in connection with the IPO. Prior to the IPO, these entities had operated as indirect, wholly-owned subsidiaries of Travelport.